Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expense by nature [line Items]
Royalty expenses	$ (2,739)	$ (2,620)	$ (1,777)
Non-cash stock based compensation expense	34,563	48,924	58,622
Personnel expenses	(28,507)		(58,622)
Total research and development expenses	(76,567)	(79,227)	(78,458)
Total selling, general and administrative expenses	(47,248)	(44,750)	(43,413)
Research and Development Expenses [member]
Expense by nature [line Items]
Royalty expenses	(2,739)	(2,620)	(1,777)
Wages and salaries	16,452	12,986	11,924
Social charges on free shares and stock option grants	99	1,088	3,851
Non-cash stock based compensation expense	18,057	23,832	33,207
Personnel expenses	34,608	37,906	48,982
Purchases and external expenses	(40,458)	(38,458)	(27,720)
Other	(1,501)	(2,863)	(1,756)
Selling, General and Administrative Expenses [member]
Expense by nature [line Items]
Wages and salaries	11,373	7,019	4,978
Social charges on free shares and stock option grants	29	881	3,130
Non-cash stock based compensation expense	19,161	26,586	25,415
Personnel expenses	30,563	34,486	33,523
Purchases and external expenses	(14,251)	(9,138)	(8,854)
Other	(2,433)	(1,126)	(1,035)
Personnel Expenses [member]
Expense by nature [line Items]
Wages and salaries	(27,825)	(20,005)	(16,902)
Social charges on free shares and stock option grants	(128)	(1,969)	(6,981)
Non-cash stock based compensation expense	(37,218)	(50,418)	(58,622)
Personnel expenses	$ (65,171)	$ (72,392)	$ (82,505)